Document and Entity Information	0 Months Ended
Aug. 24, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 24, 2012
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Aug 24, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Aug 24, 2012

EGShares India Consumer Goods ETF
EGShares India Consumer Goods ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Goods Index (the “India Consumer Goods Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares India Consumer Goods ETF
Management Fees		0.89%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.36%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver and/or Expense Reimbursement	[2]	0.36%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares India Consumer Goods ETF	91	361

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer goods companies included in the India Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the India Consumer Goods Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods companies domiciled in India having a market capitalization of at least $100 million at the time of purchase.  The Fund defines Indian consumer goods companies as companies that are included in the India Consumer Goods Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.

The Fund intends to replicate the constituent securities of the India Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India Consumer Goods Underlying Index is concentrated. The India Consumer Goods Underlying Index is a market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s consumer goods sector.  Accordingly, the Fund is likely to be concentrated in the Indian consumer goods industry.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Consumer Goods Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the India Consumer Goods Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the India Consumer Goods Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Consumer Goods Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Consumer Goods Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration  Because the India Consumer Goods Underlying Index is concentrated in the consumer goods industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.  Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Consumer Goods Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Consumer Goods ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Goods Index (the “India Consumer Goods Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer goods companies included in the India Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the India Consumer Goods Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods companies domiciled in India having a market capitalization of at least $100 million at the time of purchase.  The Fund defines Indian consumer goods companies as companies that are included in the India Consumer Goods Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.

The Fund intends to replicate the constituent securities of the India Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India Consumer Goods Underlying Index is concentrated. The India Consumer Goods Underlying Index is a market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of India’s consumer goods sector.  Accordingly, the Fund is likely to be concentrated in the Indian consumer goods industry.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Consumer Goods Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India Consumer Goods Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the India Consumer Goods Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the India Consumer Goods Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Consumer Goods Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Consumer Goods Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration  Because the India Consumer Goods Underlying Index is concentrated in the consumer goods industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.  Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Consumer Goods Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares India Consumer Goods ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Turkey Small Cap ETF
EGShares Turkey Small Cap ETF
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Turkey Small Cap Index (the “Turkey Small Cap Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Turkey Small Cap ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Turkey Small Cap ETF	87	347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Turkey Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Turkish small market capitalization (“small cap”) companies included in the Turkey Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Turkish small cap companies as companies that are included in the Turkey Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in Turkey and that have a market capitalization between $100 million and $2 billion.

The Fund’s intention is to replicate the constituent securities of the Turkey Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Turkey Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Turkey Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in Turkey.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Turkey Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Turkey Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Turkey Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Turkey Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Turkey  Because the Fund only invests in Turkish securities, its NAV will be much more sensitive to changes in economic, political and other factors within Turkey than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; and economic, political and social instability.  Turkey has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Turkey Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Turkey Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Turkey Small Cap Index (the “Turkey Small Cap Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Turkey Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Turkish small market capitalization (“small cap”) companies included in the Turkey Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Turkish small cap companies as companies that are included in the Turkey Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in Turkey and that have a market capitalization between $100 million and $2 billion.

The Fund’s intention is to replicate the constituent securities of the Turkey Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Turkey Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Turkey Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in Turkey.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Turkey Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Turkey Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Turkey Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Turkey Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Turkey  Because the Fund only invests in Turkish securities, its NAV will be much more sensitive to changes in economic, political and other factors within Turkey than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; and economic, political and social instability.  Turkey has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Turkey Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Turkey Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares South Africa Small Cap ETF
EGShares South Africa Small Cap ETF
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX South Africa Small Cap Index (the “South Africa Small Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares South Africa Small Cap ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver and/or Expense Reimbursement	[2]	0.23%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares South Africa Small Cap ETF	87	321

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the South Africa Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in South African small market capitalization (“small cap”) companies included in the South Africa Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines South African small cap companies as companies that are included in the South Africa Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in South Africa and that have a market capitalization between $100 million and $2 billion.

The Fund intends to replicate the constituent securities of the South Africa Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the South Africa Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The South Africa Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in South Africa.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the South Africa Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the South Africa Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the South Africa Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the South Africa Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

South Africa  Because the Fund only invests in South African securities, its NAV will be much more sensitive to changes in economic, political and other factors within South Africa than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.  South Africa has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the South Africa Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares South Africa Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX South Africa Small Cap Index (the “South Africa Small Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the South Africa Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in South African small market capitalization (“small cap”) companies included in the South Africa Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines South African small cap companies as companies that are included in the South Africa Small Cap Underlying Index at the time of purchase, and includes emerging market companies that are domiciled in South Africa and that have a market capitalization between $100 million and $2 billion.

The Fund intends to replicate the constituent securities of the South Africa Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the South Africa Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The South Africa Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in South Africa.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the South Africa Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the South Africa Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the South Africa Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the South Africa Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

South Africa  Because the Fund only invests in South African securities, its NAV will be much more sensitive to changes in economic, political and other factors within South Africa than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.  South Africa has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the South Africa Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares South Africa Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Beyond BRICs Emerging Asia Consumer ETF
EGShares Beyond BRICs Emerging Asia Consumer ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Consumer Index (the “Beyond BRICs Emerging Asia Consumer Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Beyond BRICs Emerging Asia Consumer ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement	[2]	0.33%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Beyond BRICs Emerging Asia Consumer ETF	87	342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine consumer companies included in the Beyond BRICs Emerging Asia Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Beyond BRICs Emerging Asia Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in Indonesia, Malaysia, Thailand and the Philippines having a market capitalization of at least $100 million at the time of purchase.  Because the Beyond BRICs Emerging Asia Consumer Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.  The Fund defines Indonesian, Malaysian, Thai and Philippine consumer companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Consumer Underlying Index at the time of purchase and includes companies domiciled in Indonesia, Malaysia, Thailand and the Philippines whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated. The Beyond BRICs Emerging Asia Consumer Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ consumer goods and services industries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of these countries.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Consumer Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Consumer Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Consumer Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated in the consumer goods and services industries of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Asia Consumer Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Consumer ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Consumer Index (the “Beyond BRICs Emerging Asia Consumer Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine consumer companies included in the Beyond BRICs Emerging Asia Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Beyond BRICs Emerging Asia Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are consumer goods and services companies domiciled in Indonesia, Malaysia, Thailand and the Philippines having a market capitalization of at least $100 million at the time of purchase.  Because the Beyond BRICs Emerging Asia Consumer Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.  The Fund defines Indonesian, Malaysian, Thai and Philippine consumer companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Consumer Underlying Index at the time of purchase and includes companies domiciled in Indonesia, Malaysia, Thailand and the Philippines whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated. The Beyond BRICs Emerging Asia Consumer Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ consumer goods and services industries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of these countries.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Consumer Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Consumer Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Consumer Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated in the consumer goods and services industries of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Asia Consumer Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Beyond BRICs Emerging Asia Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Emerging Markets Balanced Income ETF
EGShares Emerging Markets Balanced Income ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Balanced Income Index (the “Emerging Markets Balanced Income Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Balanced Income ETF
Management Fees		0.75%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.17%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement	[3]	0.33%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.68% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Balanced Income ETF	87	342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, two ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging markets countries).  As a result, under normal circumstances the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs.  The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Balanced Income Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years.  The Underlying ETFs may invest without limitation in non-investment grade fixed income securities. The Underlying ETFs may change at any time the average maturity, duration, and credit quality of the fixed income securities in which they invest.  If the Emerging Markets Balanced Income Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality.  The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Balanced Income Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Balanced Income Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase.  The Emerging Markets Balanced Income Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 40 emerging market companies and two Underlying ETFs that, as a portfolio, INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The equity components of the Emerging Markets Balanced Income Underlying Index will have also paid dividends consistently over the last three years.  The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs.  The Emerging Markets Balanced Income Underlying Index was developed to provide a lower beta and a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Balanced Income Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Balanced Income Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Balanced Income Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.  The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Balanced Income Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Balanced Income Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Balanced Income Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Balanced Income Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Emerging Markets Balanced Income Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs  The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses.  The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate  An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline.  Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment  An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Balanced Income Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

High Dividend Yield  The Emerging Markets Balanced Income Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Balanced Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Balanced Income Index (the “Emerging Markets Balanced Income Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, two ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging markets countries).  As a result, under normal circumstances the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs.  The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Balanced Income Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years.  The Underlying ETFs may invest without limitation in non-investment grade fixed income securities. The Underlying ETFs may change at any time the average maturity, duration, and credit quality of the fixed income securities in which they invest.  If the Emerging Markets Balanced Income Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality.  The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Balanced Income Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Balanced Income Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase.  The Emerging Markets Balanced Income Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 40 emerging market companies and two Underlying ETFs that, as a portfolio, INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The equity components of the Emerging Markets Balanced Income Underlying Index will have also paid dividends consistently over the last three years.  The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs.  The Emerging Markets Balanced Income Underlying Index was developed to provide a lower beta and a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Balanced Income Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Balanced Income Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Balanced Income Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.  The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Balanced Income Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Balanced Income Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Balanced Income Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Balanced Income Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Emerging Markets Balanced Income Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs  The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses.  The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate  An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline.  Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment  An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Balanced Income Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

High Dividend Yield  The Emerging Markets Balanced Income Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Balanced Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.68% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Beyond BRICs Emerging Asia Small Cap ETF
EGShares Beyond BRICs Emerging Asia Small Cap ETF
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Small Cap Index (the “Beyond BRICs Emerging Asia Small Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Beyond BRICs Emerging Asia Small Cap ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement	[2]	0.33%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Beyond BRICs Emerging Asia Small Cap ETF	87	342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine small market capitalization (“small cap”) companies included in the Beyond BRICs Emerging Asia Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Indonesian, Malaysian, Thai and Philippine small cap companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Small Cap Underlying Index at the time of purchase, and includes companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization between $100 million and $2 billion.  Because the Beyond BRICs Emerging Asia Small Cap Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Beyond BRICs Emerging Asia Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of small cap companies domiciled in Indonesia, Malaysia, Thailand and the Philippines.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Small Cap Index (the “Beyond BRICs Emerging Asia Small Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine small market capitalization (“small cap”) companies included in the Beyond BRICs Emerging Asia Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Indonesian, Malaysian, Thai and Philippine small cap companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Small Cap Underlying Index at the time of purchase, and includes companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization between $100 million and $2 billion.  Because the Beyond BRICs Emerging Asia Small Cap Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Beyond BRICs Emerging Asia Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of small cap companies domiciled in Indonesia, Malaysia, Thailand and the Philippines.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Beyond BRICs Emerging Asia Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Emerging Markets Consumer Small Cap ETF
EGShares Emerging Markets Consumer Small Cap ETF
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Consumer Small Cap Index (the “Emerging Markets Consumer Small Cap Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Consumer Small Cap ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Consumer Small Cap ETF	87	347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Consumer Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in small market capitalization (“small cap”) emerging markets consumer companies included in the Emerging Markets Consumer Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines small cap emerging markets consumer companies as companies that are included in the Emerging Markets Consumer Small Cap Underlying Index at the time of purchase and includes companies domiciled in emerging market countries having a market capitalization between $100 million and $2 billion at the time of purchase whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Emerging Markets Consumer Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Consumer Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Consumer Small Cap Underlying Index is concentrated. The Emerging Markets Consumer Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of small cap consumer goods and services companies domiciled in emerging market countries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of emerging market countries.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Consumer Small Cap Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Consumer Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Consumer Small Cap Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Market Liquidityfor Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Consumer Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Emerging Markets Consumer Small Cap Underlying Index is concentrated in the consumer goods and services industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Consumer Small Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Consumer Small Cap Index (the “Emerging Markets Consumer Small Cap Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Consumer Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in small market capitalization (“small cap”) emerging markets consumer companies included in the Emerging Markets Consumer Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines small cap emerging markets consumer companies as companies that are included in the Emerging Markets Consumer Small Cap Underlying Index at the time of purchase and includes companies domiciled in emerging market countries having a market capitalization between $100 million and $2 billion at the time of purchase whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The Fund intends to replicate the constituent securities of the Emerging Markets Consumer Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Consumer Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Consumer Small Cap Underlying Index is concentrated. The Emerging Markets Consumer Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of small cap consumer goods and services companies domiciled in emerging market countries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of emerging market countries.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Consumer Small Cap Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Consumer Small Cap Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Consumer Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Consumer Small Cap Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Market Liquidityfor Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Consumer Small Cap Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Emerging Markets Consumer Small Cap Underlying Index is concentrated in the consumer goods and services industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Consumer Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Emerging Markets Real Estate ETF
EGShares Emerging Markets Real Estate ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Real Estate Index (the “Emerging Markets Real Estate Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Real Estate ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Real Estate ETF	87	347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Real Estate Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets real estate companies included in the Emerging Markets Real Estate Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Emerging Markets Real Estate Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are real estate companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase.  The Fund defines real estate companies as companies that are included in the Emerging Markets Real Estate Underlying Index at the time of purchase.  Real estate companies include companies whose businesses involve:  developing, managing, financing and supporting the real estate industry.

The Fund intends to replicate the constituent securities of the Emerging Markets Real Estate Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Real Estate Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Real Estate Underlying Index is concentrated. The Emerging Markets Real Estate Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of the emerging markets real estate sector.  Accordingly, the Fund is likely to be concentrated in emerging markets real estate companies. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Real Estate Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Real Estate Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Real Estate Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Real Estate Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Real Estate Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Real Estate Concentration  Because the Emerging Markets Real Estate Underlying Index is concentrated in the real estate industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The Fund’s investments in emerging markets real estate companies expose the Fund indirectly, and thus investors, to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated, including interest rate risk, leverage risk, property risk and operational risk.  The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including real estate companies, and changes in real estate values and rental income, property taxes, and demographic changes.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Real Estate Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Real Estate Index (the “Emerging Markets Real Estate Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Real Estate Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets real estate companies included in the Emerging Markets Real Estate Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Emerging Markets Real Estate Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are real estate companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase.  The Fund defines real estate companies as companies that are included in the Emerging Markets Real Estate Underlying Index at the time of purchase.  Real estate companies include companies whose businesses involve:  developing, managing, financing and supporting the real estate industry.

The Fund intends to replicate the constituent securities of the Emerging Markets Real Estate Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Real Estate Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Real Estate Underlying Index is concentrated. The Emerging Markets Real Estate Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies that INDXX, LLC determines to be representative of the emerging markets real estate sector.  Accordingly, the Fund is likely to be concentrated in emerging markets real estate companies. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Real Estate Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Real Estate Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Real Estate Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Real Estate Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Real Estate Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Real Estate Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Real Estate Concentration  Because the Emerging Markets Real Estate Underlying Index is concentrated in the real estate industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The Fund’s investments in emerging markets real estate companies expose the Fund indirectly, and thus investors, to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated, including interest rate risk, leverage risk, property risk and operational risk.  The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including real estate companies, and changes in real estate values and rental income, property taxes, and demographic changes.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Real Estate Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Beyond BRICs Emerging Asia Infrastructure ETF
EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Infrastructure Index (the “Beyond BRICs Emerging Asia Infrastructure Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	87	347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index includes emerging market companies whose business include:  construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine infrastructure companies included in the Beyond BRICs Emerging Asia Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Indonesian, Malaysian, Thai and Philippine large, medium and small capitalized (“large cap”, “mid cap” and “small cap,” respectively) infrastructure companies which are defined as companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization of at least $100 million at the time of purchase.  Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities  of the Beyond BRICs Emerging Asia Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ infrastructure sectors.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Infrastructure Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Infrastructure Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration  Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated in the infrastructure sectors of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Infrastructure Index (the “Beyond BRICs Emerging Asia Infrastructure Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index includes emerging market companies whose business include:  construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine infrastructure companies included in the Beyond BRICs Emerging Asia Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Indonesian, Malaysian, Thai and Philippine large, medium and small capitalized (“large cap”, “mid cap” and “small cap,” respectively) infrastructure companies which are defined as companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization of at least $100 million at the time of purchase.  Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is “Beyond BRICs,” it does not include companies domiciled in Brazil, Russia, India or China.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities  of the Beyond BRICs Emerging Asia Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ infrastructure sectors.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Infrastructure Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Infrastructure Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration  Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated in the infrastructure sectors of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Low Volatility China Dividend ETF
EGShares Low Volatility China Dividend ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX  Low Volatility China Dividend Index (the “Low Volatility China Dividend Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Low Volatility China Dividend ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[2]	0.28%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Low Volatility China Dividend ETF	87	332

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility China Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese companies included in the Low Volatility China Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent emerging market companies of the  Low Volatility China Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in China having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility China Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Chinese companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Chinese Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 50 leading Chinese companies traded on the National Stock Exchange of China and the Hang Seng Stock Exchange.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The components of the Low Volatility China Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility China Dividend Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than, the National Stock Exchange of China and the Hang Seng Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility China Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility China Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility China Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility China Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility China Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility China Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility China Dividend Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Low Volatility China Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China  Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries.  Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility China Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield  The Low Volatility China Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies.  The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility China Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX  Low Volatility China Dividend Index (the “Low Volatility China Dividend Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility China Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese companies included in the Low Volatility China Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent emerging market companies of the  Low Volatility China Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in China having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility China Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Chinese companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Chinese Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 50 leading Chinese companies traded on the National Stock Exchange of China and the Hang Seng Stock Exchange.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The components of the Low Volatility China Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility China Dividend Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than, the National Stock Exchange of China and the Hang Seng Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility China Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility China Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility China Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility China Dividend Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility China Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility China Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility China Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility China Dividend Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Low Volatility China Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China  Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries.  Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility China Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield  The Low Volatility China Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies.  The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Low Volatility China Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

EGShares Low Volatility Brazil Dividend ETF
EGShares Low Volatility Brazil Dividend ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Low Volatility Brazil Dividend Index (the “Low Volatility Brazil Dividend Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Low Volatility Brazil Dividend ETF
Management Fees		0.85%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[2]	0.28%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Low Volatility Brazil Dividend ETF	87	332

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility Brazil Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian companies included in the Low Volatility Brazil Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent emerging market companies of the Low Volatility Brazil Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in Brazil having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility Brazil Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Brazilian companies that INDXX, LLC determines, as a portfolio, to have lower relative volatility (i.e., low beta) than the INDXX Brazilian Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 30 leading companies traded on the Bovespa Exchange of Brazil.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The components of the Low Volatility Brazil Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility Brazil Dividend Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than, the Bovespa Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility Brazil Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility Brazil Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility Brazil Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility Brazil Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility Brazil Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility Brazil Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility Brazil Dividend Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Low Volatility Brazil Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil  Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.  The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility Brazil Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield  The Low Volatility Brazil Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies.  The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility Brazil Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Low Volatility Brazil Dividend Index (the “Low Volatility Brazil Dividend Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-24
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility Brazil Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian companies included in the Low Volatility Brazil Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent emerging market companies of the Low Volatility Brazil Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in Brazil having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility Brazil Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Brazilian companies that INDXX, LLC determines, as a portfolio, to have lower relative volatility (i.e., low beta) than the INDXX Brazilian Benchmark Index, a free-float market capitalization weighted stock market index compiled by INDXX, LLC of 30 leading companies traded on the Bovespa Exchange of Brazil.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The components of the Low Volatility Brazil Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility Brazil Dividend Underlying Index was developed to provide a lower beta than (i.e., comprised of companies having low volatility compared to), and a higher dividend yield (i.e., higher income) than, the Bovespa Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Low Volatility Brazil Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility Brazil Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility Brazil Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility Brazil Dividend Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility Brazil Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility Brazil Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility Brazil Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility Brazil Dividend Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Low Volatility Brazil Dividend Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil  Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.  The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility Brazil Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield  The Low Volatility Brazil Dividend Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies.  The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Low Volatility Brazil Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.85% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 24, 2012